Organization and Basis of Presentation - Summary of Operations and Comprehensive Loss Statements of VIE and VIE's Subsidiaries (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Revenues	¥ 539,568	$ 77,157	¥ 515,822	¥ 537,435
Net (loss) Income	(55,300)	(7,916)	(346,626)	(653,689)
VIE and VIE's subsidiaries [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Revenues	532,828	76,194	511,590	537,502
Net (loss) Income	¥ 96,146	$ 13,751	¥ (126,621)	¥ (340,575)